Annual Operating Expenses {- Franklin Global Real Estate VIP Fund} - FTVIP Class 1-59 - Franklin Global Real Estate VIP Fund - Class 1	Oct. 01, 2020
Operating Expenses:
Management fees	1.05%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual Fund operating expenses	1.14%
Fee waiver and/or expense reimbursement	(0.14%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.00%	[1]

[1]

1. The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) do not exceed 1.00% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.